Share capital	12 Months Ended
Dec. 31, 2020
Share capital
Share capital

20. Share capital

	December 31, 2019	December 31, 2019
	Number of shares	US$
Ordinary shares of €1 each	—	—
Class A shares of €1 each	19,040	25,379
Class B shares of €1 each	960	1,280
	20,000	26,659
Issued and fully paid
Balance at January 1, 2019	20,000	26,659
Balance at December 31, 2019	20,000	26,659

	December 31, 2020	December 31, 2020
	Number of shares	US$
Ordinary shares of €1 each	—	—
Class A shares of €1 each	18,940	25,246
Class B shares of €1 each	1,060	1,413
	20,000	26,659
Issued and fully paid
Balance at January 1, 2020	20,000	26,659
Balance at December 31, 2020	20,000	26,659

On November 19, 2019 the authorized share capital of the Company was converted from 20,000 ordinary shares of € 1 each to 19,040 class A shares of € 1 each and 960 class B shares of € 1 each. As at December 31, 2020 Company’s share capital consisted of 18,940 class A shares of € 1 each and 1,060 class B shares of € 1 each.

The movement between share classes took place due to redistribution of shares between the management and employees, no dilution occurred as a consequence of such movement.